PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya Large Cap Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.8%
Communication Services : 8.9%
136,033
Alphabet, Inc. - Class A
$ 28,962,786
3.6
694,977
AT&T, Inc.
20,355,876
2.5
208,628
(1)
Pinterest, Inc. - Class A
7,642,044
0.9
46,836
(1)
Take-Two Interactive
Software, Inc.
10,925,434
1.4
357,767
(1)
Warner Bros
Discovery, Inc.
4,164,408
0.5
72,050,548
8.9
Consumer Discretionary : 7.2%
92,555
(1)
Amazon.com, Inc.
21,195,095
2.6
882
Booking Holdings, Inc.
4,938,362
0.6
94,904
(1)
Chipotle Mexican Grill,
Inc.
3,999,255
0.5
47,331
Lowe's Cos., Inc.
12,214,238
1.5
54,212
(1)
O'Reilly Automotive,
Inc.
5,620,700
0.7
54,106
Williams-Sonoma, Inc.
10,182,208
1.3
58,149,858
7.2
Consumer Staples : 6.5%
269,040  Albertsons Cos., Inc.
- Class A
5,235,518
0.6
33,165
(1)
Dollar Tree, Inc.
3,620,623
0.5
933,081
Kenvue, Inc.
19,324,108
2.4
90,214
McCormick & Co., Inc.
6,348,359
0.8
107,960  Philip Morris
International, Inc.
18,043,355
2.2
52,571,963
6.5
Energy : 6.2%
67,545  Chesapeake Energy
Corp.
6,537,005
0.8
184,180
Chevron Corp.
29,579,308
3.7
61,530
EOG Resources, Inc.
7,680,175
0.9
126,940
HF Sinclair Corp.
6,458,707
0.8
50,255,195
6.2
Financials : 20.4%
185,670  American International
Group, Inc.
15,098,684
1.9
58,414
Assurant, Inc.
12,594,643
1.6
588,559
Bank of America Corp.
29,863,484
3.7
115,134  Intercontinental
Exchange, Inc.
20,332,664
2.5
163,728
Lazard, Inc.
9,358,693
1.2
83,476  PNC Financial
Services Group, Inc.
17,316,261
2.1
159,658
SLM Corp.
4,994,102
0.6
136,998
State Street Corp.
15,750,660
1.9
159,656
Synchrony Financial
12,188,139
1.5
60,771  Tradeweb Markets,
Inc. - Class A
7,496,711
0.9
245,586
Wells Fargo & Co.
20,182,257
2.5
165,176,298
20.4
Health Care : 15.7%
104,702
Abbott Laboratories
13,889,767
1.7
52,063
AbbVie, Inc.
10,954,055
1.3
215,814
(1)
Centene Corp.
6,267,239
0.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
61,361
Danaher Corp.
$ 12,629,321
1.6
49,391
Humana, Inc.
14,998,071
1.9
8,869
McKesson Corp.
6,089,810
0.7
8,512
(1)
Mettler-Toledo
International, Inc.
11,074,453
1.4
568,062
Pfizer, Inc.
14,065,215
1.7
26,922
Stryker Corp.
10,537,540
1.3
26,527  Thermo Fisher
Scientific, Inc.
13,070,383
1.6
39,274  Universal Health
Services, Inc. - Class B
7,131,373
0.9
15,658
(1)
Vertex
Pharmaceuticals, Inc.
6,122,591
0.8
126,829,818
15.7
Industrials : 10.6%
115,996
3M Co.
18,040,858
2.2
44,708
(1)
Boeing Co.
10,492,073
1.3
34,509
Deere & Co.
16,517,388
2.0
62,788  Johnson Controls
International PLC
6,711,409
0.8
195,278
Leonardo DRS, Inc.
8,135,282
1.0
13,495
Parker-Hannifin Corp.
10,247,428
1.3
26,287
(1)
Saia, Inc.
7,793,044
1.0
120,895  UL Solutions, Inc.
- Class A
7,636,937
1.0
85,574,419
10.6
Information Technology : 9.4%
31,353  Accenture PLC - Class
A
8,150,839
1.0
17,047
(1)
Adobe, Inc.
6,080,665
0.7
43,524
(1)
Advanced Micro
Devices, Inc.
7,078,308
0.9
13,988
Broadcom, Inc.
4,159,891
0.5
195,523
Cisco Systems, Inc.
13,508,684
1.7
1,869  Constellation Software,
Inc.
6,192,584
0.8
51,416
(1)
Globant SA
3,458,240
0.4
67,964  Micron Technology,
Inc.
8,088,396
1.0
60,292
Salesforce, Inc.
15,449,825
1.9
16,511  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
3,811,895
0.5
75,979,327
9.4
Materials : 3.6%
279,385
Alcoa Corp.
8,993,403
1.1
96,690
Crown Holdings, Inc.
9,609,052
1.2
69,001
Nucor Corp.
10,262,519
1.3
28,864,974
3.6
Real Estate : 5.2%
198,720
Boston Properties, Inc.
14,409,187
1.8
78,139  Extra Space Storage,
Inc.
11,219,198
1.4
99,022
Welltower, Inc.
16,663,422
2.0
42,291,807
5.2

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
2
Voya Large Cap Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities : 6.1%
85,209
DTE Energy Co.
$ 11,643,810
1.4
187,938
Duke Energy Corp.
23,020,526
2.9
174,297  Public Service
Enterprise Group, Inc.
14,349,872
1.8
49,014,208
6.1
Total Common Stock
(Cost $683,231,882)
806,758,415
99.8
WARRANTS : —%
Information Technology : —%
2,377
(2)
Constellation Software,
Inc.
—
—
Total Warrants
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $683,231,882)
806,758,415
99.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
1,316,000
(3)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.190%
(Cost $1,316,000) $ 1,316,000 0.2
Total Short-Term
Investments
(Cost $1,316,000)
1,316,000
0.2
Total Investments in
Securities
(Cost $684,547,882) $ 808,074,415 100.0
Assets in Excess of
Other Liabilities 313,799 0.0
Net Assets $ 808,388,214 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Rate shown is the 7-day yield as of August 31, 2025.

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
3
Voya Large Cap Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 806,758,415 $ — $ — $ 806,758,415
Warrants — — — —
Short-Term Investments 1,316,000 — — 1,316,000
Total Investments, at fair value $ 808,074,415 $ — $ — $ 808,074,415
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 135,481,728
Gross Unrealized Depreciation (11,955,195)
Net Unrealized Appreciation $ 123,526,533